Inventories and cost of sales (Tables)	12 Months Ended
Dec. 31, 2022
Inventories and cost of sales [Abstract]
Schedule of inventories and cost of sales
	2022		2021	2020
Finished goods	Ps.	1,568,459	787,135	915,645
Packing material		262,480	35,718	26,029
Raw materials		109,681	-	-
		1,940,620	822,853	941,674
Merchandise in transit		182,050	463,302	342,998
	Ps.	2,122,670	1,286,155	1,284,672